Operating Segments_Information on geographical areas (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)	[1]
Disclosure of geographical areas [Line Items]
Operating income(expense)		₩ 2,799,976	$ 2,423,173	₩ 2,759,301	[1]	₩ 2,156,742
Major non-current assets	[2]	5,295,424		3,787,974
Domestic customers
Disclosure of geographical areas [Line Items]
Operating income(expense)		2,500,504		2,505,813
Major non-current assets	[2]	4,908,140		3,551,924
Foreign customers
Disclosure of geographical areas [Line Items]
Operating income(expense)		299,472		253,488
Major non-current assets	[2]	₩ 387,284		₩ 236,050

[1]	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.
[2]	Investments in joint ventures and associates, investment properties, premises and equipment and intangible assets and right-of-use assets are included in major non-current assets.